Share-Based Payment - Schedule of Range of Assumptions which have Determined (Details)	Jul. 12, 2022 $ / shares
Schedule of Range of Assumptions which have Determined [Line Items]
Risk-free interest rate	0.00%
Expected dividend yield
Bottom of Range [Member]
Schedule of Range of Assumptions which have Determined [Line Items]
Exercise price (in Dollars per share)	$ 7.16
Expected life (years)	0.03
Estimated volatility factor	34.90%
Top of Range [Member]
Schedule of Range of Assumptions which have Determined [Line Items]
Exercise price (in Dollars per share)	$ 204.66
Expected life (years)	9.83
Estimated volatility factor	44.40%